Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Real Estate
Issuer	GLP J-REIT
Ticker/Sedol	3281.T / B8RBZV7
Principal Amount (US$)	$219,730,174
Principal Amount (Foreign$)	JPY 30,477,673,758
Amount Purchased (US$)	$1,833,400
Amount Purchased (Foreign$)	JPY 254,136,638
Trade Date	05/18/2023
Price (US$)	$1046.38
Price-Foreign	JPY 145,138
Underwriter	MSCO
Other Syndicate Members:	MIZUHO SEC. USA LLC NOMURA SECURITIES Co Ltd Mizuho Securities Co Ltd Mitsubishi UFJ Morgan Stanley Mizuho International PLC Nomura International PLC
Underwriting Spread	3.21%
Currency	JPY

Fund	Global Real Estate
Issuer	Invincible Investment Corporation
Ticker/Sedol	8963.T / B00STP1
Principal Amount (US$)	$252,513,248
Principal Amount (Foreign$)	JPY 35,577,854,046
Amount Purchased (US$)	$2,104,572
Amount Purchased (Foreign$)	JPY 296,944,704
Trade Date	7/25/2023
Price (US$)	$394.38
Price-Foreign	JPY 55,566
Underwriter	Mizuho
Other Syndicate Members:	SMBC Nikko Securities Mitsubishi UFJ Morgan Stanley Securities Morgan Stanley & Co International PLC Nomura International PLC SMBC Nikko Capital Markets Ltd Nomura Securities Co LTD
Underwriting Spread	3.31%
Currency	JPY